RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	$ (48,172)	$ (53,118)
Junior subordinated notes (Note 21)	(11,048)	(10,287)
Long-term debt			$ 2.8	$ 2.0
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Hedged items	128	(53)
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(47,931)	(52,914)
Junior subordinated notes (Note 21)	(11,048)	(10,287)
Total liabilities	(58,979)	(63,201)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(48,318)	(52,815)
Junior subordinated notes (Note 21)	(10,824)	(9,217)
Total liabilities	$ (59,142)	$ (62,032)